Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2022		Dec. 31, 2023
Formation and operating costs	$ 473,505	$ 251,764	$ 2,106,888	$ 473,680	$ 66,556		$ 1,029,342
Operating expenses	(473,505)	(251,764)	(2,106,888)	(473,680)	(66,556)		(1,029,342)
Other income (expenses):
Interest income	359	4,346	5,412	18,676	254		25,035
Income earned on investments held in Trust Account	809,583	770,154	2,389,292	1,465,540			2,258,904
Changes in fair value of warrant liabilities	(720)	(7,400)	(400)	43,900			53,500
Total other income	809,222	767,100	2,394,304	1,528,116	254		2,337,439
Net income (loss)	$ 335,717	$ 515,336	$ 287,416	$ 1,054,436	$ (66,302)		$ 1,308,097
Redeemable Class A Ordinary Shares
Other income (expenses):
Basic weighted average shares outstanding (in Shares)	5,685,102	5,750,000	5,728,210	3,917,582			4,379,452
Diluted weighted average shares outstanding (in Shares)	5,685,102	5,750,000	5,728,210	3,917,582			4,379,452
Basic net income (loss) per ordinary share (in Dollars per share)	$ 0.09	$ 0.17	$ 0.24	$ 0.56			$ 0.69
Diluted net income (loss) per ordinary share (in Dollars per share)	$ 0.09	$ 0.17	$ 0.24	$ 0.56			$ 0.69
Non-Redeemable Class A Ordinary Shares and Class B Ordinary Shares
Other income (expenses):
Basic weighted average shares outstanding (in Shares)	1,780,625	1,780,625	1,780,625	1,671,277	1,250,000	[1]	1,698,839	[1]
Diluted weighted average shares outstanding (in Shares)	1,780,625	1,780,625	1,780,625	1,671,277	1,250,000	[1]	1,698,839	[1]
Basic net income (loss) per ordinary share (in Dollars per share)					$ (0.05)		$ (1.01)
Diluted net income (loss) per ordinary share (in Dollars per share)					$ (0.05)		$ (1.01)
Non-Redeemable Ordinary Shares
Other income (expenses):
Basic net income (loss) per ordinary share (in Dollars per share)	$ (0.09)	$ (0.26)	$ (0.61)	$ (0.68)
Diluted net income (loss) per ordinary share (in Dollars per share)	$ (0.09)	$ (0.26)	$ (0.61)	$ (0.68)

[1]	The basic and diluted weighted average shares outstanding, non redeemable ordinary shares for the period from March 11, 2022 (inception) through December 31, 2022 excludes an aggregate of up to 187,500 shares of Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On March 28, 2023, the over-allotment option was fully exercised.